EARNINGS/ (LOSS) PER ADS (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS/ (LOSS) PER ADS
Schedule of Basic earnings/(loss) per ADS and diluted earnings/(loss) per ADS

	For the years ended December 31,
	2017	2018	2019
Numerator:
Net income/(loss) from continuing operations	$3,199,831	$5,096,480	$(11,680,155)
Net income from discontinued operations	31,257,707	—	—
Total net income/(loss)	34,457,538	5,096,480	(11,680,155)
Less: Net income/(loss) attributed to noncontrolling interests	—	3,336,769	(2,848,932)
Total net income/(loss) attributed to ReneSola Ltd	$34,457,538	$1,759,711	$(8,831,223)

Numerator for diluted income/(loss) per ADS for continuing operations	3,199,831	1,759,711	(8,831,223)

Numerator for diluted income per ADS for discontinued operations	31,257,707	—	—

Denominator:
Denominator for basic earnings/(loss) per ADS - weighted average number of ADS outstanding	24,689,929	38,075,293	40,595,551
Dilutive effects of share options, RSUs and warrants	600	—	—
Denominator for diluted calculation - weighted average number of ADS outstanding*	24,690,529	38,075,293	40,595,551
Continuing operations:
Basic earnings/(loss) per ADS from continuing operations	0.13	0.05	(0.22)
Diluted earnings/(loss) per ADS from continuing operations	0.13	0.05	(0.22)
Discontinued operations:
Basic earnings per ADS from discontinued operations	1.27	—	—
Diluted earnings per ADS from discontinued operations	1.27	—	—

*Each ADS represents 10 common shares

Schedule of the computation of diluted net earnings/(loss) per ADS for the periods presented because including them would have been anti-dilutive

	For the years ended December 31,
	2017	2018	2019
Share options	3,491,575	5,460,000	8,575,000